ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	9 Months Ended
Sep. 30, 2017
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	2016	2017
	December 31	September 30
	RMB	RMB
Accounts receivables	5,130,289,380	6,071,051,859
Allowance for doubtful accounts	(376,574,061)	(248,857,475)
Accounts receivable, net	4,753,715,319	5,822,194,384

Schedule of Movement of Allowance for Doubtful Accounts
Movement of allowance of doubtful accounts

	For the nine months ended September 30
	2016	2017
	RMB	RMB
At beginning of period	335,713,383	376,574,061
Addition	204,751,238	78,801,425
Write-off	-	9,718,086
Reversal	(129,647,577)	(216,236,097)
At end of period	410,817,044	248,857,475